Note 20 - Other (Income) Expenses, Net (Details) (USD $)	12 Months Ended
	Oct. 31, 2013		Oct. 31, 2012		Oct. 31, 2011
Note 20 - Other (Income) Expenses, Net (Details) [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ 4,337,000	[1]	$ 832,000	[1]	$ (4,336,000)	[1]
Other Operating Income (Expense), Net	(47,000)	[2]	(2,263,000)	[2]	(275,000)	[2]
Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member]
Note 20 - Other (Income) Expenses, Net (Details) [Line Items]
Other Operating Income (Expense), Net	200,000
Loss on Celerion Note Receivable [Member]
Note 20 - Other (Income) Expenses, Net (Details) [Line Items]
Other Operating Income (Expense), Net			2,400,000
Targeted Therapies [Member]
Note 20 - Other (Income) Expenses, Net (Details) [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	201,000,000
Other Nonoperating Income (Expense)	$ 500,000

[1]	The foreign exchange gain for the year ended October 31, 2013 includes the result of the approximately $201 million of proceeds in U.S. dollars received from the sale of the Targeted Therapies business (Note 3) that was held in a Canadian dollars functional currency entity.
[2]	Included in Other is TSA revenue of $0.5 million (October 31, 2012 and 2011 - $nil) relating to the sale of the Targeted Therapies business (Note 3). Also included in Other is a loss on the Celerion note receivable of $0.2 million (October 31, 2012 - $2.4 million) (Note 10 (b)).